Property, plant and equipment - Summary of Property, Plant and Equipment (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	€ 108,098	€ 48,503
Additions	124,296	78,251
Depreciation expenses	(38,920)	(18,656)
As of December 31	193,474	108,098
Cumulative depreciation [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	(26,606)	(7,950)
Depreciation expenses	(38,920)	(18,656)
As of December 31	(65,526)	(26,606)
Cumulative Costs [member]
Disclosure Of Property Plant And Equipment [Line Items]
As of January 1	134,704	56,453
Additions	124,296	78,251
As of December 31	€ 259,000	€ 134,704